Schedule of lease obligations (Details) $ in Thousands	Jun. 30, 2025 USD ($)
IfrsStatementLineItems [Line Items]
Lease obligations	$ 310
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Lease obligations	227
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Lease obligations	35
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease obligations	17
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Lease obligations	19
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Lease obligations	$ 12